Consolidated Statements of Cash Flows (USD $)	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013 Successor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Cash flows from operating activities:
Net (loss) income	$ (195,625,000)	$ 13,514,000	$ 46,266,000	$ 1,353,000
Adjustments to reconcile net (loss) income from operations to net cash flows provided by operating activities:
Non-cash charge related to preferred stock dividend rights	172,006,000
Depreciation and amortization	12,778,000	32,835,000	42,193,000	46,745,000
Deferred income taxes	(7,481,000)	(4,845,000)	(8,364,000)	(16,010,000)
Manufacturer's profit in inventory adjustment	23,912,000
Loss on extinguishment of debt		18,788,000
Equity compensation expense	542,000	9,317,000	162,000	727,000
Impairment charges		427,000		46,438,000
Other, net	(523,000)	6,754,000	335,000	(877,000)
Changes in assets & liabilities, net of acquisitions:
Accounts receivable	6,222,000	(11,345,000)	(4,912,000)	(401,000)
Inventory	2,090,000	(4,612,000)	789,000	1,481,000
Accounts payable	(193,000)	2,367,000	3,274,000	(3,498,000)
Accrued expenses	(8,719,000)	3,915,000	(3,603,000)	(12,743,000)
Income tax balances	(1,321,000)	(8,231,000)	3,315,000	(2,011,000)
Long term assets	(419,000)	(2,243,000)	(1,550,000)	(10,977,000)
Other assets and liabilities	4,254,000	(579,000)	(2,729,000)	(481,000)
Net cash flows provided by operating activities	7,523,000	56,062,000	75,176,000	49,746,000
Cash flows from investing activities:
Capital expenditures	(2,263,000)	(8,931,000)	(13,399,000)	(8,741,000)
Proceeds from sale of non-financial assets	4,393,000	2,133,000	140,000	3,528,000
Acquisition of business, net of cash acquired	(922,361,000)		(5,059,000)
Purchases of marketable securities	(359,934,000)
Redemption of marketable securities	359,934,000
Other, net		(1,017,000)	41,000	1,759,000
Net cash flows used in investing activities	(920,231,000)	(7,815,000)	(18,277,000)	(3,454,000)
Cash flows from financing activities:
Proceeds from issuance of debt, net of discount and fees	200,000	1,109,513,000
Repayments of borrowings	(2,180,000)	(732,873,000)	(26,092,000)	(36,983,000)
Repurchase of Series A preferred stock		(270,167,000)
Advance from Platform Acquisition Holdings Limited		33,268,000
Proceeds from issuance of preferred stock, net	20,000,000
Proceeds from issuance of common stock, net	1,019,491,000
Payment of accumulated dividends on Series A preferred stock		(229,833,000)
Payment of financing fees	(1,830,000)	(13,589,000)	(321,000)	(264,000)
Other, net	(25,000)	(559,000)	(819,000)	(551,000)
Net cash flows provided by (used in) financing activities	1,035,656,000	(104,240,000)	(27,232,000)	(37,798,000)
Effect of exchange rate changes on cash and cash equivalents	92,000	(303,000)	232,000	(1,782,000)
Net increase (decrease) in cash and cash equivalents	123,040,000	(56,296,000)	29,899,000	6,712,000
Cash and cash equivalents at beginning of period		143,351,000	113,452,000	106,740,000
Cash and cash equivalents at end of period	123,040,000	87,055,000	143,351,000	113,452,000
Supplemental disclosure information:
Cash paid for interest	5,084,000	49,958,000	45,235,000	50,040,000
Cash paid for income taxes	2,932,000	21,808,000	27,144,000	25,878,000
Non-cash financing activities:
Cash paid by Platform Acquisition Holdings, Ltd for interest		$ 5,028,000